Financial risk management and fair value estimates (Details 5)		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Urban Properties And Investments Business [Member] | Operation Center In Argentina [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gearing ratio	[1]	40.83%	31.66%	29.91%
Debt ratio	[2]	40.58%	29.13%	25.27%
Urban Properties And Investments Business [Member] | Operation Center In Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gearing ratio	[1]	82.85%	81.95%	82.74%
Debt ratio	[2]	148.46%	128.04%	137.75%
Agricultural Business [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Gearing ratio	[1]	60.08%	23.31%	21.41%
Debt ratio	[2]	112.64%	74.08%	72.64%

[1]	Calculated as total of borrowings over total borrowings plus equity attributable equity holders of the parent company.
[2]	Calculated as total borrowings over total properties (including trading properties, property, plant and equipment, investment properties and rights to receive units under barter agreements).